Subsequent events	9 Months Ended
Sep. 30, 2026
Subsequent Events [Abstract]
Subsequent events	Subsequent events
The Company has evaluated subsequent events from the Balance Sheet date through to the date at which the financial statements were available to be issued.

Share repurchase program

On October 20, 2026, the Board of Directors of the Company ("Board") approved an increase in the share buyback authorization, bringing the total amount available for repurchases under the program up to $750.0 million. As of October 27, 2026, the Company has remaining authorization to repurchase up to $750.0 million of ordinary shares under the share repurchase program.

All ordinary shares redeemed under the repurchase program are canceled in accordance with the constitutional documents of the Company and the nominal value of these shares transferred to an undenominated capital fund as required under Irish Company law. Repurchases under the repurchase program may be effected from time to time in open market or privately negotiated transactions in accordance with agreed terms and limitations. The timing and amount of the repurchase transactions under this program will depend on a variety of factors, including market conditions and corporate and regulatory considerations. Depending upon results of operations, market conditions and the development of the economy, as well as other factors, generally we will consider share repurchases on an opportunistic basis from time to time.

Extension of Option Plans

On October 20, 2026, the Board approved amendments to the ICON Employee Share Option Plan 2008 and the ICON Consultants Share Option Plan 2008 (together, the "2008 Option Plans"). The amendments extend the period during which awards may be granted under the 2008 Option Plans for an additional ten years. As a result of the amendments, no options may be granted under the 2008 Option Plans after 14 February 2037, rather than 14 February 2027. The amendments do not increase the number of ordinary shares reserved for issuance under the 2008 Option Plans and do not affect the terms of any outstanding awards.
The Company has determined that there are no further items to disclose.